Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

7. Cash and cash equivalents

Cash and cash equivalents relate to cash in hand, cheques, bank deposits and money deposits with a term of up to three months at the time of acquisition amounting to a total of EUR 16,546 thousand (previous year: EUR 11,119 thousand).